Share-Based and Other Compensation Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 16, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 6,800,000	$ 16,000,000	$ 23,200,000
Income tax benefit related to share-based compensation expense	400,000	0	0
Proceeds from exercise of employee stock options	3,211,000	476,000	0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	200,000	1,400,000	2,600,000
Options exercised intrinsic value	$ 7,900,000	200,000	0
Unrecognized compensation cost related to unvested awards, period of recognition	1 month 6 days
Proceeds from exercise of employee stock options	$ 3,200,000	500,000	$ 0
Options exercised (in shares)	852,000
Option exercise price (in dollars per share)	$ 19.50
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period	10 years
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period	15 years
Share based compensation, expiration period, service period	5 years
Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 0	$ 0
Granted (in shares)	0	0	0
Options exercised (in shares)	0	0	0
Anti-Dilution Option Grants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, expiration period	10 years
Time Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 5,700,000	$ 13,700,000	$ 17,900,000
Unrecognized compensation cost related to unvested awards, period of recognition	1 year 7 months 6 days
Weighted average grant date fair value of stock awards (in shares)	$ 7.99	$ 4.36	$ 1.67
Total intrinsic value of vested stock awards	$ 9,200,000	$ 6,000,000	$ 1,700,000
Total unrecognized compensation cost related to unvested stock awards	$ 10,700,000
Time Based Restricted Stock Units RSU [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	1 year
Time Based Restricted Stock Units RSU [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation, vesting period	3 years
Performance Based Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 900,000	$ 1,000,000	$ 1,600,000
Unrecognized compensation cost related to unvested awards, period of recognition	1 year 1 month 6 days
Share based compensation, vesting period	3 years
Weighted average grant date fair value of stock awards (in shares)	$ 4.53	$ 2.79	$ 0.94
Total unrecognized compensation cost related to unvested stock awards	$ 2,300,000
Adjusted EBITDA [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 0	$ 0	$ 100,000
2013 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in aggregate number of shares authorized under plan				20,000,000
Aggregate number of shares available for future issuance	7,300,000
2016 Options Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options, granted			1,200,000
2016 Options Modification [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 2,000,000
Number of stock options, granted			400,000
Option exercise price (in dollars per share)			$ 3.77
Dividend yields			0.00%
2016 Options Modification [Member] | Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			50.00%
Risk-free interest rate			0.80%
Expected life of options			1 year
2016 Options Modification [Member] | Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility			60.00%
Risk-free interest rate			1.50%
Expected life of options			4 years
2016 Options Modification [Member] | Anti-Dilution Option Grants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense			$ 1,000,000
Number of stock options, granted			700,000
Option exercise price (in dollars per share)			$ 4.16